Property, plant and equipment (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 30,380	$ 19,212
Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(7,271)	(5,386)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(5,028)	(3,611)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(2,150)	(1,461)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	44,829	29,670
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(14,449)	(10,458)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	19,056	9,211
Platforms [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,803)	(3,393)
Platforms [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	23,859	12,604
Platforms [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(4,803)	(3,393)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	9,204	8,254
Vessels [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(7,103)	(5,322)
Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(225)	(218)
Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(1,468)	(994)
Vessels [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	18,000	14,788
Vessels [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(8,796)	(6,534)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,120	1,747
Properties [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(168)	(64)
Properties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(682)	(467)
Properties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,970	2,278
Properties [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (850)	$ (531)